Goodwill and Intangible assets - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (14,276)	$ (2,070)	¥ (8,225)
Total intangible assets, net	23,947	3,472	5,398
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	14,123	2,048	13,623
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	10,300	1,493	0
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 13,800	$ 2,001	¥ 0